Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000099785
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	1.00%

Gross expense ratio as of the latest prospectus: 0.99%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.79% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 25.02% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 4.92%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, we produced the best results in the specialized real estate investment trust (REIT) sector. An overweight in Iron Mountain, Inc. (4.0%) and an underweight in the laggard VICI Properties, Inc.* had the largest positive effects on performance. Iron Mountain’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Health Care REITs were also an area of strength thanks in large part to a position in American Healthcare REIT (2.0%). Positioning in office REITs was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced their industry peers by a wide margin. SL Green Realty Corp. (2.6%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Selection in the net lease industry (a segment of the retail REITs sector) was an additional positive due to overweights in Essential Properties Realty Trust, Inc. (3.1%) and Agree Realty Corp. (3.2%).

Selection detracted from performance in the communications towers, regional malls, and retail sectors. At the individual holding level, the leading detractors were SBA Communications Corp.,* NETSREIT Corp. (0.6%), and Federal Realty Investment Trust (2.3%).

Sector allocation was a net detractor, dampening the positive impact of security selection. Average overweights in the industrials sector and net lease industry were the primary detractors, followed by an underweight in the specialty category. Conversely, overweights in regional malls and data centers (another beneficiary of the AI boom) contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'14	$9,425	$10,000	$10,000
'15	$10,063	$9,700	$10,617
'15	$9,692	$10,257	$10,294
'15	$9,823	$10,095	$10,398
'15	$9,207	$10,192	$9,883
'15	$9,163	$10,323	$9,862
'15	$8,709	$10,123	$9,456
'15	$9,232	$10,335	$9,927
'15	$8,667	$9,712	$9,350
'15	$8,944	$9,471	$9,549
'15	$9,482	$10,270	$10,167
'15	$9,440	$10,301	$10,150
'15	$9,668	$10,138	$10,283
'16	$9,422	$9,635	$9,921
'16	$9,399	$9,622	$9,878
'16	$10,252	$10,275	$10,883
'16	$9,927	$10,315	$10,686
'16	$10,210	$10,500	$10,933
'16	$10,906	$10,527	$11,689
'16	$11,321	$10,915	$12,144
'16	$10,897	$10,931	$11,722
'16	$10,719	$10,933	$11,548
'16	$10,136	$10,733	$10,958
'16	$9,881	$11,131	$10,693
'16	$10,321	$11,351	$11,170
'17	$10,290	$11,566	$11,188
'17	$10,690	$12,025	$11,637
'17	$10,393	$12,040	$11,454
'17	$10,408	$12,163	$11,504
'17	$10,454	$12,334	$11,489
'17	$10,639	$12,411	$11,715
'17	$10,778	$12,667	$11,863
'17	$10,799	$12,705	$11,939
'17	$10,705	$12,967	$11,844
'17	$10,627	$13,270	$11,860
'17	$10,918	$13,677	$12,174
'17	$10,952	$13,829	$12,139
'18	$10,640	$14,621	$11,781
'18	$9,867	$14,082	$10,925
'18	$10,297	$13,724	$11,330
'18	$10,453	$13,777	$11,389
'18	$10,728	$14,109	$11,799
'18	$11,071	$14,195	$12,293
'18	$11,071	$14,724	$12,367
'18	$11,457	$15,203	$12,711
'18	$11,166	$15,290	$12,400
'18	$10,942	$14,245	$12,072
'18	$11,423	$14,535	$12,645
'18	$10,570	$13,223	$11,648
'19	$11,777	$14,282	$12,997
'19	$11,810	$14,741	$13,067
'19	$12,296	$15,027	$13,648
'19	$12,274	$15,636	$13,617
'19	$12,403	$14,642	$13,704
'19	$12,557	$15,674	$13,892
'19	$12,721	$15,899	$14,106
'19	$13,432	$15,648	$14,691
'19	$13,718	$15,940	$14,966
'19	$14,047	$16,286	$15,128
'19	$13,860	$16,877	$14,895
'19	$13,646	$17,386	$14,986
'20	$13,839	$17,379	$15,176
'20	$12,712	$15,949	$14,110
'20	$10,521	$13,979	$11,473
'20	$11,133	$15,771	$12,486
'20	$11,345	$16,522	$12,700
'20	$11,422	$16,850	$12,993
'20	$12,097	$17,801	$13,489
'20	$12,079	$19,080	$13,508
'20	$11,716	$18,355	$13,148
'20	$11,498	$17,867	$12,707
'20	$12,538	$19,823	$13,879
'20	$12,937	$20,585	$14,219
'21	$12,887	$20,377	$14,209
'21	$13,418	$20,939	$14,595
'21	$13,940	$21,856	$15,402
'21	$15,067	$23,022	$16,652
'21	$15,236	$23,183	$16,789
'21	$15,666	$23,724	$17,254
'21	$16,426	$24,288	$18,008
'21	$16,809	$25,027	$18,383
'21	$15,762	$23,863	$17,294
'21	$16,940	$25,534	$18,518
'21	$16,764	$25,357	$18,330
'21	$18,438	$26,494	$20,091
'22	$16,795	$25,123	$18,497
'22	$15,986	$24,371	$17,777
'22	$17,107	$25,276	$19,034
'22	$16,513	$23,072	$18,338
'22	$15,542	$23,114	$17,480
'22	$14,452	$21,206	$16,239
'22	$15,602	$23,161	$17,627
'22	$14,639	$22,217	$16,589
'22	$12,804	$20,171	$14,480
'22	$13,194	$21,804	$14,969
'22	$13,939	$23,022	$15,867
'22	$13,344	$21,696	$15,079
'23	$14,582	$23,059	$16,597
'23	$13,757	$22,496	$15,613
'23	$13,637	$23,322	$15,342
'23	$13,784	$23,686	$15,387
'23	$13,210	$23,789	$14,737
'23	$13,910	$25,361	$15,526
'23	$14,086	$26,176	$15,837
'23	$13,755	$25,759	$15,310
'23	$12,844	$24,531	$14,232
'23	$12,568	$24,015	$13,788
'23	$13,855	$26,208	$15,424
'23	$14,933	$27,399	$16,791
'24	$14,251	$27,859	$15,975
'24	$14,663	$29,347	$16,283
'24	$14,930	$30,291	$16,572
'24	$13,637	$29,054	$15,261
'24	$14,344	$30,494	$16,068
'24	$14,741	$31,589	$16,423
'24	$15,738	$31,973	$17,602
'24	$16,620	$32,749	$18,592
'24	$17,136	$33,448	$19,181
'24	$16,661	$33,145	$18,488
'24	$17,230	$35,091	$19,149
'24	$15,798	$34,254	$17,617

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.79%	2.97%	5.30%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	-0.29%	1.76%	4.68%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,101,413,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,447,578
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,101,413,033
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	106
Total Net Advisory Fees Paid ($)	4,447,578

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	35%
Retail REITs	16%
Health Care REITs	13%
Residential REITs	12%
Industrial REITs	10%
Office REITs	5%
Hotel & Resort REITs	4%
Diversified REITs	3%

Ten Largest Equity Holdings

Holdings	56.0% of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Simon Property Group, Inc.	7.1%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	5.2%
Public Storage	5.0%
Prologis, Inc.	5.0%
Iron Mountain, Inc.	4.0%
Ventas, Inc.	3.3%

Material Fund Change [Text Block]
C000099787
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.73%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 5.02% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 25.02% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 4.92%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, we produced the best results in the specialized real estate investment trust (REIT) sector. An overweight in Iron Mountain, Inc. (4.0%) and an underweight in the laggard VICI Properties, Inc.* had the largest positive effects on performance. Iron Mountain’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Health Care REITs were also an area of strength thanks in large part to a position in American Healthcare REIT (2.0%). Positioning in office REITs was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced their industry peers by a wide margin. SL Green Realty Corp. (2.6%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Selection in the net lease industry (a segment of the retail REITs sector) was an additional positive due to overweights in Essential Properties Realty Trust, Inc. (3.1%) and Agree Realty Corp. (3.2%).

Selection detracted from performance in the communications towers, regional malls, and retail sectors. At the individual holding level, the leading detractors were SBA Communications Corp.,* NETSREIT Corp. (0.6%), and Federal Realty Investment Trust (2.3%).

Sector allocation was a net detractor, dampening the positive impact of security selection. Average overweights in the industrials sector and net lease industry were the primary detractors, followed by an underweight in the specialty category. Conversely, overweights in regional malls and data centers (another beneficiary of the AI boom) contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'14	$10,000	$10,000	$10,000
'15	$10,671	$9,700	$10,617
'15	$10,272	$10,257	$10,294
'15	$10,404	$10,095	$10,398
'15	$9,746	$10,192	$9,883
'15	$9,695	$10,323	$9,862
'15	$9,207	$10,123	$9,456
'15	$9,755	$10,335	$9,927
'15	$9,155	$9,712	$9,350
'15	$9,443	$9,471	$9,549
'15	$10,000	$10,270	$10,167
'15	$9,953	$10,301	$10,150
'15	$10,187	$10,138	$10,283
'16	$9,916	$9,635	$9,921
'16	$9,893	$9,622	$9,878
'16	$10,782	$10,275	$10,883
'16	$10,435	$10,315	$10,686
'16	$10,725	$10,500	$10,933
'16	$11,449	$10,527	$11,689
'16	$11,880	$10,915	$12,144
'16	$11,430	$10,931	$11,722
'16	$11,236	$10,933	$11,548
'16	$10,617	$10,733	$10,958
'16	$10,348	$11,131	$10,693
'16	$10,796	$11,351	$11,170
'17	$10,764	$11,566	$11,188
'17	$11,173	$12,025	$11,637
'17	$10,852	$12,040	$11,454
'17	$10,868	$12,163	$11,504
'17	$10,911	$12,334	$11,489
'17	$11,093	$12,411	$11,715
'17	$11,232	$12,667	$11,863
'17	$11,248	$12,705	$11,939
'17	$11,142	$12,967	$11,844
'17	$11,052	$13,270	$11,860
'17	$11,351	$13,677	$12,174
'17	$11,382	$13,829	$12,139
'18	$11,052	$14,621	$11,781
'18	$10,241	$14,082	$10,925
'18	$10,681	$13,724	$11,330
'18	$10,842	$13,777	$11,389
'18	$11,112	$14,109	$11,799
'18	$11,461	$14,195	$12,293
'18	$11,455	$14,724	$12,367
'18	$11,851	$15,203	$12,711
'18	$11,544	$15,290	$12,400
'18	$11,304	$14,245	$12,072
'18	$11,795	$14,535	$12,645
'18	$10,906	$13,223	$11,648
'19	$12,142	$14,282	$12,997
'19	$12,170	$14,741	$13,067
'19	$12,666	$15,027	$13,648
'19	$12,631	$15,636	$13,617
'19	$12,763	$14,642	$13,704
'19	$12,914	$15,674	$13,892
'19	$13,069	$15,899	$14,106
'19	$13,797	$15,648	$14,691
'19	$14,079	$15,940	$14,966
'19	$14,407	$16,286	$15,128
'19	$14,212	$16,877	$14,895
'19	$13,982	$17,386	$14,986
'20	$14,171	$17,379	$15,176
'20	$13,014	$15,949	$14,110
'20	$10,758	$13,979	$11,473
'20	$11,382	$15,771	$12,486
'20	$11,591	$16,522	$12,700
'20	$11,667	$16,850	$12,993
'20	$12,347	$17,801	$13,489
'20	$12,322	$19,080	$13,508
'20	$11,949	$18,355	$13,148
'20	$11,717	$17,867	$12,707
'20	$12,762	$19,823	$13,879
'20	$13,166	$20,585	$14,219
'21	$13,104	$20,377	$14,209
'21	$13,643	$20,939	$14,595
'21	$14,162	$21,856	$15,402
'21	$15,297	$23,022	$16,652
'21	$15,461	$23,183	$16,789
'21	$15,883	$23,724	$17,254
'21	$16,643	$24,288	$18,008
'21	$17,020	$25,027	$18,383
'21	$15,950	$23,863	$17,294
'21	$17,132	$25,534	$18,518
'21	$16,944	$25,357	$18,330
'21	$18,626	$26,494	$20,091
'22	$16,955	$25,123	$18,497
'22	$16,130	$24,371	$17,777
'22	$17,251	$25,276	$19,034
'22	$16,640	$23,072	$18,338
'22	$15,654	$23,114	$17,480
'22	$14,546	$21,206	$16,239
'22	$15,694	$23,161	$17,627
'22	$14,725	$22,217	$16,589
'22	$12,869	$20,171	$14,480
'22	$13,248	$21,804	$14,969
'22	$13,992	$23,022	$15,867
'22	$13,387	$21,696	$15,079
'23	$14,617	$23,059	$16,597
'23	$13,781	$22,496	$15,613
'23	$13,661	$23,322	$15,342
'23	$13,799	$23,686	$15,387
'23	$13,212	$23,789	$14,737
'23	$13,907	$25,361	$15,526
'23	$14,073	$26,176	$15,837
'23	$13,733	$25,759	$15,310
'23	$12,813	$24,531	$14,232
'23	$12,535	$24,015	$13,788
'23	$13,807	$26,208	$15,424
'23	$14,875	$27,399	$16,791
'24	$14,185	$27,859	$15,975
'24	$14,589	$29,347	$16,283
'24	$14,839	$30,291	$16,572
'24	$13,552	$29,054	$15,261
'24	$14,245	$30,494	$16,068
'24	$14,629	$31,589	$16,423
'24	$15,611	$31,973	$17,602
'24	$16,473	$32,749	$18,592
'24	$16,976	$33,448	$19,181
'24	$16,498	$33,145	$18,488
'24	$17,046	$35,091	$19,149
'24	$15,621	$34,254	$17,617

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	5.02%	2.24%	4.56%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.02%	2.24%	4.56%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,101,413,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,447,578
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,101,413,033
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	106
Total Net Advisory Fees Paid ($)	4,447,578

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	35%
Retail REITs	16%
Health Care REITs	13%
Residential REITs	12%
Industrial REITs	10%
Office REITs	5%
Hotel & Resort REITs	4%
Diversified REITs	3%

Ten Largest Equity Holdings

Holdings	56.0% of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Simon Property Group, Inc.	7.1%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	5.2%
Public Storage	5.0%
Prologis, Inc.	5.0%
Iron Mountain, Inc.	4.0%
Ventas, Inc.	3.3%

Material Fund Change [Text Block]
C000099788
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R
Trading Symbol	RRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.30%

Gross expense ratio as of the latest prospectus: 1.30%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned 5.47% for the period ended December 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 25.02% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 4.92%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, we produced the best results in the specialized real estate investment trust (REIT) sector. An overweight in Iron Mountain, Inc. (4.0%) and an underweight in the laggard VICI Properties, Inc.* had the largest positive effects on performance. Iron Mountain’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Health Care REITs were also an area of strength thanks in large part to a position in American Healthcare REIT (2.0%). Positioning in office REITs was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced their industry peers by a wide margin. SL Green Realty Corp. (2.6%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Selection in the net lease industry (a segment of the retail REITs sector) was an additional positive due to overweights in Essential Properties Realty Trust, Inc. (3.1%) and Agree Realty Corp. (3.2%).

Selection detracted from performance in the communications towers, regional malls, and retail sectors. At the individual holding level, the leading detractors were SBA Communications Corp.,* NETSREIT Corp. (0.6%), and Federal Realty Investment Trust (2.3%).

Sector allocation was a net detractor, dampening the positive impact of security selection. Average overweights in the industrials sector and net lease industry were the primary detractors, followed by an underweight in the specialty category. Conversely, overweights in regional malls and data centers (another beneficiary of the AI boom) contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'14	$10,000	$10,000	$10,000
'15	$10,673	$9,700	$10,617
'15	$10,279	$10,257	$10,294
'15	$10,414	$10,095	$10,398
'15	$9,757	$10,192	$9,883
'15	$9,710	$10,323	$9,862
'15	$9,226	$10,123	$9,456
'15	$9,775	$10,335	$9,927
'15	$9,178	$9,712	$9,350
'15	$9,465	$9,471	$9,549
'15	$10,029	$10,270	$10,167
'15	$9,981	$10,301	$10,150
'15	$10,224	$10,138	$10,283
'16	$9,954	$9,635	$9,921
'16	$9,930	$9,622	$9,878
'16	$10,827	$10,275	$10,883
'16	$10,484	$10,315	$10,686
'16	$10,779	$10,500	$10,933
'16	$11,514	$10,527	$11,689
'16	$11,947	$10,915	$12,144
'16	$11,499	$10,931	$11,722
'16	$11,303	$10,933	$11,548
'16	$10,688	$10,733	$10,958
'16	$10,419	$11,131	$10,693
'16	$10,874	$11,351	$11,170
'17	$10,841	$11,566	$11,188
'17	$11,258	$12,025	$11,637
'17	$10,941	$12,040	$11,454
'17	$10,957	$12,163	$11,504
'17	$11,000	$12,334	$11,489
'17	$11,191	$12,411	$11,715
'17	$11,338	$12,667	$11,863
'17	$11,360	$12,705	$11,939
'17	$11,251	$12,967	$11,844
'17	$11,169	$13,270	$11,860
'17	$11,475	$13,677	$12,174
'17	$11,501	$13,829	$12,139
'18	$11,174	$14,621	$11,781
'18	$10,362	$14,082	$10,925
'18	$10,805	$13,724	$11,330
'18	$10,969	$13,777	$11,389
'18	$11,246	$14,109	$11,799
'18	$11,608	$14,195	$12,293
'18	$11,608	$14,724	$12,367
'18	$12,007	$15,203	$12,711
'18	$11,704	$15,290	$12,400
'18	$11,464	$14,245	$12,072
'18	$11,968	$14,535	$12,645
'18	$11,066	$13,223	$11,648
'19	$12,324	$14,282	$12,997
'19	$12,359	$14,741	$13,067
'19	$12,864	$15,027	$13,648
'19	$12,840	$15,636	$13,617
'19	$12,975	$14,642	$13,704
'19	$13,133	$15,674	$13,892
'19	$13,298	$15,899	$14,106
'19	$14,036	$15,648	$14,691
'19	$14,336	$15,940	$14,966
'19	$14,667	$16,286	$15,128
'19	$14,472	$16,877	$14,895
'19	$14,244	$17,386	$14,986
'20	$14,439	$17,379	$15,176
'20	$13,263	$15,949	$14,110
'20	$10,967	$13,979	$11,473
'20	$11,606	$15,771	$12,486
'20	$11,827	$16,522	$12,700
'20	$11,903	$16,850	$12,993
'20	$12,601	$17,801	$13,489
'20	$12,581	$19,080	$13,508
'20	$12,207	$18,355	$13,148
'20	$11,973	$17,867	$12,707
'20	$13,049	$19,823	$13,879
'20	$13,461	$20,585	$14,219
'21	$13,409	$20,377	$14,209
'21	$13,961	$20,939	$14,595
'21	$14,494	$21,856	$15,402
'21	$15,666	$23,022	$16,652
'21	$15,835	$23,183	$16,789
'21	$16,276	$23,724	$17,254
'21	$17,066	$24,288	$18,008
'21	$17,457	$25,027	$18,383
'21	$16,363	$23,863	$17,294
'21	$17,579	$25,534	$18,518
'21	$17,396	$25,357	$18,330
'21	$19,126	$26,494	$20,091
'22	$17,414	$25,123	$18,497
'22	$16,576	$24,371	$17,777
'22	$17,732	$25,276	$19,034
'22	$17,117	$23,072	$18,338
'22	$16,102	$23,114	$17,480
'22	$14,968	$21,206	$16,239
'22	$16,159	$23,161	$17,627
'22	$15,155	$22,217	$16,589
'22	$13,252	$20,171	$14,480
'22	$13,655	$21,804	$14,969
'22	$14,426	$23,022	$15,867
'22	$13,807	$21,696	$15,079
'23	$15,079	$23,059	$16,597
'23	$14,219	$22,496	$15,613
'23	$14,100	$23,322	$15,342
'23	$14,245	$23,686	$15,387
'23	$13,644	$23,789	$14,737
'23	$14,364	$25,361	$15,526
'23	$14,546	$26,176	$15,837
'23	$14,197	$25,759	$15,310
'23	$13,252	$24,531	$14,232
'23	$12,967	$24,015	$13,788
'23	$14,288	$26,208	$15,424
'23	$15,403	$27,399	$16,791
'24	$14,685	$27,859	$15,975
'24	$15,117	$29,347	$16,283
'24	$15,380	$30,291	$16,572
'24	$14,049	$29,054	$15,261
'24	$14,770	$30,494	$16,068
'24	$15,182	$31,589	$16,423
'24	$16,201	$31,973	$17,602
'24	$17,102	$32,749	$18,592
'24	$17,635	$33,448	$19,181
'24	$17,138	$33,145	$18,488
'24	$17,724	$35,091	$19,149
'24	$16,245	$34,254	$17,617

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	5.47%	2.66%	4.97%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,101,413,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,447,578
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,101,413,033
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	106
Total Net Advisory Fees Paid ($)	4,447,578

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	35%
Retail REITs	16%
Health Care REITs	13%
Residential REITs	12%
Industrial REITs	10%
Office REITs	5%
Hotel & Resort REITs	4%
Diversified REITs	3%

Ten Largest Equity Holdings

Holdings	56.0% of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Simon Property Group, Inc.	7.1%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	5.2%
Public Storage	5.0%
Prologis, Inc.	5.0%
Iron Mountain, Inc.	4.0%
Ventas, Inc.	3.3%

Material Fund Change [Text Block]
C000148175
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.54%

Gross expense ratio as of the latest prospectus: 0.54%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 6.24% for the period ended December 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 25.02% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 4.92%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, we produced the best results in the specialized real estate investment trust (REIT) sector. An overweight in Iron Mountain, Inc. (4.0%) and an underweight in the laggard VICI Properties, Inc.* had the largest positive effects on performance. Iron Mountain’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Health Care REITs were also an area of strength thanks in large part to a position in American Healthcare REIT (2.0%). Positioning in office REITs was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced their industry peers by a wide margin. SL Green Realty Corp. (2.6%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Selection in the net lease industry (a segment of the retail REITs sector) was an additional positive due to overweights in Essential Properties Realty Trust, Inc. (3.1%) and Agree Realty Corp. (3.2%).

Selection detracted from performance in the communications towers, regional malls, and retail sectors. At the individual holding level, the leading detractors were SBA Communications Corp.,* NETSREIT Corp. (0.6%), and Federal Realty Investment Trust (2.3%).

Sector allocation was a net detractor, dampening the positive impact of security selection. Average overweights in the industrials sector and net lease industry were the primary detractors, followed by an underweight in the specialty category. Conversely, overweights in regional malls and data centers (another beneficiary of the AI boom) contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'14	$10,000	$10,000	$10,000
'15	$10,678	$9,700	$10,617
'15	$10,292	$10,257	$10,294
'15	$10,433	$10,095	$10,398
'15	$9,782	$10,192	$9,883
'15	$9,740	$10,323	$9,862
'15	$9,258	$10,123	$9,456
'15	$9,819	$10,335	$9,927
'15	$9,227	$9,712	$9,350
'15	$9,524	$9,471	$9,549
'15	$10,097	$10,270	$10,167
'15	$10,057	$10,301	$10,150
'15	$10,303	$10,138	$10,283
'16	$10,041	$9,635	$9,921
'16	$10,026	$9,622	$9,878
'16	$10,938	$10,275	$10,883
'16	$10,596	$10,315	$10,686
'16	$10,899	$10,500	$10,933
'16	$11,650	$10,527	$11,689
'16	$12,094	$10,915	$12,144
'16	$11,650	$10,931	$11,722
'16	$11,458	$10,933	$11,548
'16	$10,844	$10,733	$10,958
'16	$10,576	$11,131	$10,693
'16	$11,049	$11,351	$11,170
'17	$11,022	$11,566	$11,188
'17	$11,451	$12,025	$11,637
'17	$11,138	$12,040	$11,454
'17	$11,160	$12,163	$11,504
'17	$11,216	$12,334	$11,489
'17	$11,415	$12,411	$11,715
'17	$11,571	$12,667	$11,863
'17	$11,599	$12,705	$11,939
'17	$11,494	$12,967	$11,844
'17	$11,416	$13,270	$11,860
'17	$11,735	$13,677	$12,174
'17	$11,780	$13,829	$12,139
'18	$11,451	$14,621	$11,781
'18	$10,618	$14,082	$10,925
'18	$11,088	$13,724	$11,330
'18	$11,262	$13,777	$11,389
'18	$11,559	$14,109	$11,799
'18	$11,936	$14,195	$12,293
'18	$11,936	$14,724	$12,367
'18	$12,358	$15,203	$12,711
'18	$12,053	$15,290	$12,400
'18	$11,805	$14,245	$12,072
'18	$12,331	$14,535	$12,645
'18	$11,417	$13,223	$11,648
'19	$12,724	$14,282	$12,997
'19	$12,760	$14,741	$13,067
'19	$13,294	$15,027	$13,648
'19	$13,269	$15,636	$13,617
'19	$13,421	$14,642	$13,704
'19	$13,597	$15,674	$13,892
'19	$13,774	$15,899	$14,106
'19	$14,552	$15,648	$14,691
'19	$14,866	$15,940	$14,966
'19	$15,229	$16,286	$15,128
'19	$15,032	$16,877	$14,895
'19	$14,804	$17,386	$14,986
'20	$15,020	$17,379	$15,176
'20	$13,802	$15,949	$14,110
'20	$11,425	$13,979	$11,473
'20	$12,098	$15,771	$12,486
'20	$12,335	$16,522	$12,700
'20	$12,419	$16,850	$12,993
'20	$13,161	$17,801	$13,489
'20	$13,148	$19,080	$13,508
'20	$12,755	$18,355	$13,148
'20	$12,524	$17,867	$12,707
'20	$13,658	$19,823	$13,879
'20	$14,102	$20,585	$14,219
'21	$14,048	$20,377	$14,209
'21	$14,635	$20,939	$14,595
'21	$15,208	$21,856	$15,402
'21	$16,447	$23,022	$16,652
'21	$16,631	$23,183	$16,789
'21	$17,113	$23,724	$17,254
'21	$17,952	$24,288	$18,008
'21	$18,371	$25,027	$18,383
'21	$17,237	$23,863	$17,294
'21	$18,528	$25,534	$18,518
'21	$18,341	$25,357	$18,330
'21	$20,184	$26,494	$20,091
'22	$18,389	$25,123	$18,497
'22	$17,509	$24,371	$17,777
'22	$18,745	$25,276	$19,034
'22	$18,100	$23,072	$18,338
'22	$17,041	$23,114	$17,480
'22	$15,854	$21,206	$16,239
'22	$17,126	$23,161	$17,627
'22	$16,075	$22,217	$16,589
'22	$14,068	$20,171	$14,480
'22	$14,496	$21,804	$14,969
'22	$15,324	$23,022	$15,867
'22	$14,679	$21,696	$15,079
'23	$16,042	$23,059	$16,597
'23	$15,141	$22,496	$15,613
'23	$15,018	$23,322	$15,342
'23	$15,188	$23,686	$15,387
'23	$14,554	$23,789	$14,737
'23	$15,337	$25,361	$15,526
'23	$15,539	$26,176	$15,837
'23	$15,174	$25,759	$15,310
'23	$14,176	$24,531	$14,232
'23	$13,879	$24,015	$13,788
'23	$15,302	$26,208	$15,424
'23	$16,505	$27,399	$16,791
'24	$15,750	$27,859	$15,975
'24	$16,214	$29,347	$16,283
'24	$16,511	$30,291	$16,572
'24	$15,087	$29,054	$15,261
'24	$15,878	$30,494	$16,068
'24	$16,329	$31,589	$16,423
'24	$17,435	$31,973	$17,602
'24	$18,413	$32,749	$18,592
'24	$18,999	$33,448	$19,181
'24	$18,479	$33,145	$18,488
'24	$19,119	$35,091	$19,149
'24	$17,534	$34,254	$17,617

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	6.24%	3.44%	5.78%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,101,413,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,447,578
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,101,413,033
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	106
Total Net Advisory Fees Paid ($)	4,447,578

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	35%
Retail REITs	16%
Health Care REITs	13%
Residential REITs	12%
Industrial REITs	10%
Office REITs	5%
Hotel & Resort REITs	4%
Diversified REITs	3%

Ten Largest Equity Holdings

Holdings	56.0% of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Simon Property Group, Inc.	7.1%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	5.2%
Public Storage	5.0%
Prologis, Inc.	5.0%
Iron Mountain, Inc.	4.0%
Ventas, Inc.	3.3%

Material Fund Change [Text Block]
C000099789
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$78	0.76%

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 6.02% for the period ended December 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 25.02% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 4.92%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, we produced the best results in the specialized real estate investment trust (REIT) sector. An overweight in Iron Mountain, Inc. (4.0%) and an underweight in the laggard VICI Properties, Inc.* had the largest positive effects on performance. Iron Mountain’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Health Care REITs were also an area of strength thanks in large part to a position in American Healthcare REIT (2.0%). Positioning in office REITs was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced their industry peers by a wide margin. SL Green Realty Corp. (2.6%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Selection in the net lease industry (a segment of the retail REITs sector) was an additional positive due to overweights in Essential Properties Realty Trust, Inc. (3.1%) and Agree Realty Corp. (3.2%).

Selection detracted from performance in the communications towers, regional malls, and retail sectors. At the individual holding level, the leading detractors were SBA Communications Corp.,* NETSREIT Corp. (0.6%), and Federal Realty Investment Trust (2.3%).

Sector allocation was a net detractor, dampening the positive impact of security selection. Average overweights in the industrials sector and net lease industry were the primary detractors, followed by an underweight in the specialty category. Conversely, overweights in regional malls and data centers (another beneficiary of the AI boom) contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'14	$10,000	$10,000	$10,000
'15	$10,678	$9,700	$10,617
'15	$10,291	$10,257	$10,294
'15	$10,431	$10,095	$10,398
'15	$9,780	$10,192	$9,883
'15	$9,733	$10,323	$9,862
'15	$9,255	$10,123	$9,456
'15	$9,812	$10,335	$9,927
'15	$9,216	$9,712	$9,350
'15	$9,512	$9,471	$9,549
'15	$10,085	$10,270	$10,167
'15	$10,041	$10,301	$10,150
'15	$10,287	$10,138	$10,283
'16	$10,026	$9,635	$9,921
'16	$10,007	$9,622	$9,878
'16	$10,917	$10,275	$10,883
'16	$10,573	$10,315	$10,686
'16	$10,878	$10,500	$10,933
'16	$11,623	$10,527	$11,689
'16	$12,063	$10,915	$12,144
'16	$11,618	$10,931	$11,722
'16	$11,429	$10,933	$11,548
'16	$10,811	$10,733	$10,958
'16	$10,541	$11,131	$10,693
'16	$11,011	$11,351	$11,170
'17	$10,984	$11,566	$11,188
'17	$11,408	$12,025	$11,637
'17	$11,094	$12,040	$11,454
'17	$11,116	$12,163	$11,504
'17	$11,165	$12,334	$11,489
'17	$11,363	$12,411	$11,715
'17	$11,517	$12,667	$11,863
'17	$11,545	$12,705	$11,939
'17	$11,442	$12,967	$11,844
'17	$11,365	$13,270	$11,860
'17	$11,679	$13,677	$12,174
'17	$11,719	$13,829	$12,139
'18	$11,387	$14,621	$11,781
'18	$10,559	$14,082	$10,925
'18	$11,024	$13,724	$11,330
'18	$11,191	$13,777	$11,389
'18	$11,489	$14,109	$11,799
'18	$11,856	$14,195	$12,293
'18	$11,862	$14,724	$12,367
'18	$12,280	$15,203	$12,711
'18	$11,972	$15,290	$12,400
'18	$11,727	$14,245	$12,072
'18	$12,252	$14,535	$12,645
'18	$11,334	$13,223	$11,648
'19	$12,627	$14,282	$12,997
'19	$12,669	$14,741	$13,067
'19	$13,189	$15,027	$13,648
'19	$13,165	$15,636	$13,617
'19	$13,315	$14,642	$13,704
'19	$13,482	$15,674	$13,892
'19	$13,657	$15,899	$14,106
'19	$14,429	$15,648	$14,691
'19	$14,736	$15,940	$14,966
'19	$15,087	$16,286	$15,128
'19	$14,893	$16,877	$14,895
'19	$14,668	$17,386	$14,986
'20	$14,874	$17,379	$15,176
'20	$13,670	$15,949	$14,110
'20	$11,309	$13,979	$11,473
'20	$11,970	$15,771	$12,486
'20	$12,203	$16,522	$12,700
'20	$12,286	$16,850	$12,993
'20	$13,015	$17,801	$13,489
'20	$13,001	$19,080	$13,508
'20	$12,614	$18,355	$13,148
'20	$12,381	$17,867	$12,707
'20	$13,500	$19,823	$13,879
'20	$13,934	$20,585	$14,219
'21	$13,881	$20,377	$14,209
'21	$14,463	$20,939	$14,595
'21	$15,023	$21,856	$15,402
'21	$16,237	$23,022	$16,652
'21	$16,425	$23,183	$16,789
'21	$16,895	$23,724	$17,254
'21	$17,716	$24,288	$18,008
'21	$18,134	$25,027	$18,383
'21	$17,001	$23,863	$17,294
'21	$18,271	$25,534	$18,518
'21	$18,089	$25,357	$18,330
'21	$19,896	$26,494	$20,091
'22	$18,126	$25,123	$18,497
'22	$17,259	$24,371	$17,777
'22	$18,470	$25,276	$19,034
'22	$17,833	$23,072	$18,338
'22	$16,783	$23,114	$17,480
'22	$15,615	$21,206	$16,239
'22	$16,856	$23,161	$17,627
'22	$15,823	$22,217	$16,589
'22	$13,840	$20,171	$14,480
'22	$14,266	$21,804	$14,969
'22	$15,073	$23,022	$15,867
'22	$14,443	$21,696	$15,079
'23	$15,779	$23,059	$16,597
'23	$14,886	$22,496	$15,613
'23	$14,766	$23,322	$15,342
'23	$14,924	$23,686	$15,387
'23	$14,299	$23,789	$14,737
'23	$15,069	$25,361	$15,526
'23	$15,266	$26,176	$15,837
'23	$14,903	$25,759	$15,310
'23	$13,916	$24,531	$14,232
'23	$13,626	$24,015	$13,788
'23	$15,027	$26,208	$15,424
'23	$16,198	$27,399	$16,791
'24	$15,455	$27,859	$15,975
'24	$15,907	$29,347	$16,283
'24	$16,196	$30,291	$16,572
'24	$14,804	$29,054	$15,261
'24	$15,573	$30,494	$16,068
'24	$16,011	$31,589	$16,423
'24	$17,094	$31,973	$17,602
'24	$18,053	$32,749	$18,592
'24	$18,621	$33,448	$19,181
'24	$18,108	$33,145	$18,488
'24	$18,730	$35,091	$19,149
'24	$17,173	$34,254	$17,617

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	6.02%	3.20%	5.56%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,101,413,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,447,578
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,101,413,033
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	106
Total Net Advisory Fees Paid ($)	4,447,578

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	35%
Retail REITs	16%
Health Care REITs	13%
Residential REITs	12%
Industrial REITs	10%
Office REITs	5%
Hotel & Resort REITs	4%
Diversified REITs	3%

Ten Largest Equity Holdings

Holdings	56.0% of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Simon Property Group, Inc.	7.1%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	5.2%
Public Storage	5.0%
Prologis, Inc.	5.0%
Iron Mountain, Inc.	4.0%
Ventas, Inc.	3.3%

Material Fund Change [Text Block]
C000099790
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Estate Securities Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.63%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.15% for the period ended December 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 25.02% for the same period, while the Fund's additional, more narrowly based index, the FTSE NAREIT All Equity REITs Index, returned 4.92%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, we produced the best results in the specialized real estate investment trust (REIT) sector. An overweight in Iron Mountain, Inc. (4.0%) and an underweight in the laggard VICI Properties, Inc.* had the largest positive effects on performance. Iron Mountain’s investment in data centers positioned it to capitalize on the rising demand fueled by the growth of artificial intelligence (AI). Health Care REITs were also an area of strength thanks in large part to a position in American Healthcare REIT (2.0%). Positioning in office REITs was a further plus. Although the Fund had only a small weighting in the sector, its holdings outpaced their industry peers by a wide margin. SL Green Realty Corp. (2.6%), which primarily invests in office buildings and shopping centers in New York City, rallied well off the mid-2023 low it hit during the peak concern about office REITs. Selection in the net lease industry (a segment of the retail REITs sector) was an additional positive due to overweights in Essential Properties Realty Trust, Inc. (3.1%) and Agree Realty Corp. (3.2%).

Selection detracted from performance in the communications towers, regional malls, and retail sectors. At the individual holding level, the leading detractors were SBA Communications Corp.,* NETSREIT Corp. (0.6%), and Federal Realty Investment Trust (2.3%).

Sector allocation was a net detractor, dampening the positive impact of security selection. Average overweights in the industrials sector and net lease industry were the primary detractors, followed by an underweight in the specialty category. Conversely, overweights in regional malls and data centers (another beneficiary of the AI boom) contributed.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index	FTSE NAREIT All Equity REITs Index
'14	$1,000,000	$1,000,000	$1,000,000
'15	$1,067,797	$969,981	$1,061,658
'15	$1,029,237	$1,025,727	$1,029,391
'15	$1,043,113	$1,009,506	$1,039,805
'15	$978,052	$1,019,190	$988,349
'15	$973,799	$1,032,296	$986,162
'15	$925,448	$1,012,313	$945,567
'15	$981,522	$1,033,522	$992,724
'15	$921,916	$971,166	$934,950
'15	$951,423	$947,136	$954,893
'15	$1,009,112	$1,027,031	$1,016,685
'15	$1,004,674	$1,030,085	$1,014,951
'15	$1,029,499	$1,013,839	$1,028,251
'16	$1,003,251	$963,528	$992,061
'16	$1,001,307	$962,228	$987,816
'16	$1,092,213	$1,027,504	$1,088,289
'16	$1,058,036	$1,031,487	$1,068,551
'16	$1,088,796	$1,050,011	$1,093,273
'16	$1,163,048	$1,052,732	$1,168,916
'16	$1,207,857	$1,091,545	$1,214,376
'16	$1,163,048	$1,093,078	$1,172,178
'16	$1,144,083	$1,093,285	$1,154,818
'16	$1,082,254	$1,073,342	$1,095,805
'16	$1,055,544	$1,113,093	$1,069,261
'16	$1,102,495	$1,135,095	$1,116,981
'17	$1,099,749	$1,156,624	$1,118,834
'17	$1,142,575	$1,202,549	$1,163,746
'17	$1,111,114	$1,203,952	$1,145,431
'17	$1,113,320	$1,216,316	$1,150,393
'17	$1,118,837	$1,233,433	$1,148,928
'17	$1,138,445	$1,241,132	$1,171,481
'17	$1,153,972	$1,266,653	$1,186,301
'17	$1,156,745	$1,270,530	$1,193,918
'17	$1,146,559	$1,296,739	$1,184,447
'17	$1,138,756	$1,326,999	$1,185,957
'17	$1,170,527	$1,367,698	$1,217,436
'17	$1,174,148	$1,382,905	$1,213,866
'18	$1,141,277	$1,462,082	$1,178,116
'18	$1,058,810	$1,408,194	$1,092,453
'18	$1,104,795	$1,372,407	$1,132,982
'18	$1,122,184	$1,377,673	$1,138,883
'18	$1,151,746	$1,410,850	$1,179,905
'18	$1,189,023	$1,419,534	$1,229,272
'18	$1,189,023	$1,472,360	$1,236,739
'18	$1,231,174	$1,520,337	$1,271,082
'18	$1,200,358	$1,528,991	$1,239,976
'18	$1,176,221	$1,424,484	$1,207,174
'18	$1,228,615	$1,453,513	$1,264,543
'18	$1,136,666	$1,322,274	$1,164,772
'19	$1,266,777	$1,428,236	$1,299,650
'19	$1,270,391	$1,474,094	$1,306,689
'19	$1,323,785	$1,502,738	$1,364,815
'19	$1,321,364	$1,563,583	$1,361,653
'19	$1,335,891	$1,464,220	$1,370,423
'19	$1,352,999	$1,567,413	$1,389,242
'19	$1,370,681	$1,589,940	$1,410,640
'19	$1,448,117	$1,564,755	$1,469,053
'19	$1,479,595	$1,594,032	$1,496,632
'19	$1,515,130	$1,628,558	$1,512,835
'19	$1,495,525	$1,687,673	$1,489,494
'19	$1,473,149	$1,738,610	$1,498,631
'20	$1,494,007	$1,737,928	$1,517,592
'20	$1,372,766	$1,594,863	$1,410,971
'20	$1,136,029	$1,397,877	$1,147,336
'20	$1,202,970	$1,577,076	$1,248,642
'20	$1,226,596	$1,652,189	$1,269,999
'20	$1,235,300	$1,685,046	$1,299,331
'20	$1,308,478	$1,780,058	$1,348,918
'20	$1,307,135	$1,908,010	$1,350,760
'20	$1,268,396	$1,835,512	$1,314,788
'20	$1,245,445	$1,786,699	$1,270,681
'20	$1,357,501	$1,982,278	$1,387,878
'20	$1,401,360	$2,058,493	$1,421,878
'21	$1,396,612	$2,037,711	$1,420,866
'21	$1,454,267	$2,093,901	$1,459,548
'21	$1,511,595	$2,185,605	$1,540,210
'21	$1,634,046	$2,302,248	$1,665,231
'21	$1,653,094	$2,318,328	$1,678,937
'21	$1,699,942	$2,372,449	$1,725,447
'21	$1,783,266	$2,428,806	$1,800,753
'21	$1,824,927	$2,502,655	$1,838,267
'21	$1,711,948	$2,386,257	$1,729,412
'21	$1,840,156	$2,553,442	$1,851,818
'21	$1,821,645	$2,535,749	$1,833,048
'21	$2,004,352	$2,649,391	$2,009,092
'22	$1,826,008	$2,512,293	$1,849,720
'22	$1,738,671	$2,437,071	$1,777,706
'22	$1,860,972	$2,527,558	$1,903,370
'22	$1,796,953	$2,307,150	$1,833,800
'22	$1,691,726	$2,311,383	$1,747,952
'22	$1,574,275	$2,120,593	$1,623,863
'22	$1,699,793	$2,316,121	$1,762,663
'22	$1,595,447	$2,221,665	$1,658,946
'22	$1,395,783	$2,017,053	$1,447,968
'22	$1,438,356	$2,180,356	$1,496,936
'22	$1,520,461	$2,302,203	$1,586,668
'22	$1,456,134	$2,169,563	$1,507,855
'23	$1,591,428	$2,305,885	$1,659,689
'23	$1,501,996	$2,249,624	$1,561,339
'23	$1,489,498	$2,332,217	$1,534,162
'23	$1,506,371	$2,368,619	$1,538,726
'23	$1,443,478	$2,378,915	$1,473,663
'23	$1,520,847	$2,536,102	$1,552,619
'23	$1,540,898	$2,617,574	$1,583,712
'23	$1,504,651	$2,575,898	$1,531,013
'23	$1,405,312	$2,453,085	$1,423,215
'23	$1,375,841	$2,401,505	$1,378,843
'23	$1,516,993	$2,620,823	$1,542,406
'23	$1,635,913	$2,739,889	$1,679,091
'24	$1,561,057	$2,785,931	$1,597,479
'24	$1,607,063	$2,934,687	$1,628,260
'24	$1,636,248	$3,029,109	$1,657,183
'24	$1,495,057	$2,905,386	$1,526,072
'24	$1,573,496	$3,049,449	$1,606,764
'24	$1,617,792	$3,158,870	$1,642,313
'24	$1,727,433	$3,197,321	$1,760,175
'24	$1,824,453	$3,274,877	$1,859,188
'24	$1,882,167	$3,344,819	$1,918,064
'24	$1,830,633	$3,314,486	$1,848,825
'24	$1,894,059	$3,509,050	$1,914,899
'24	$1,736,537	$3,425,401	$1,761,741

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.15%	3.34%	5.67%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,101,413,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 4,447,578
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,101,413,033
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	106
Total Net Advisory Fees Paid ($)	4,447,578

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	35%
Retail REITs	16%
Health Care REITs	13%
Residential REITs	12%
Industrial REITs	10%
Office REITs	5%
Hotel & Resort REITs	4%
Diversified REITs	3%

Ten Largest Equity Holdings

Holdings	56.0% of Net Assets
American Tower Corp.	8.1%
Equinix, Inc.	7.5%
Simon Property Group, Inc.	7.1%
AvalonBay Communities, Inc.	5.5%
Welltower, Inc.	5.3%
Digital Realty Trust, Inc.	5.2%
Public Storage	5.0%
Prologis, Inc.	5.0%
Iron Mountain, Inc.	4.0%
Ventas, Inc.	3.3%

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